Business Combinations - Medcore Health Plan, Inc and Omni IPA Medical Group, Inc (Details) - P3 Health Partners Inc.		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 02, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 27, 2021	Dec. 03, 2021 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 1,309,750,216	$ 1,309,750,216		$ 3,805,628	$ 1,309,750,216	$ 871,128		$ 458,294,462		$ 1,278,452,778	$ 741,128
Contingent Consideration	$ 3,486,593	3,486,593			$ 3,486,593			$ 3,674,192
Cash Consideration		47,879,102	$ 82,000	4,989,000		$ 130,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc
Business Acquisition [Line Items]
Number of other medical practice acquired | item	2				2
Consideration for acquisition of equity interests	$ 40,013,321
Goodwill	31,297,438	31,297,438		$ 2,934,500	$ 31,297,438
Goodwill expected to be deductible for tax purposes	8,100,000	8,100,000			8,100,000		$ 8,100,000
Contingent Consideration	3,486,593	$ 3,486,593			3,486,593
Cash Consideration	$ 15,677,205				$ 15,677,205
Medcore HP
Business Acquisition [Line Items]
Ownership percentage	100.00%	100.00%			100.00%				100.00%
Omni IPA Medical Group, Inc.
Business Acquisition [Line Items]
Ownership percentage	100.00%	100.00%			100.00%				100.00%
Other medical practices
Business Acquisition [Line Items]
Number of other medical practice acquired | item				3
Consideration for acquisition of equity interests				$ 4,989,000